Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-2020 [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	183,201		375,552
Settled	(179,160)		(182,445)
- Expired	(4,041)		(9,906)
Amount at the end of the fiscal year			183,201
Expense recognized during the fiscal year | $	$ 37		$ 98
Fair value of shares on grant date (in U.S.dollars) | $ / shares		$ 20.26		$ 20.26